Transactions and Balances with Related Parties (Details 1) $ in Thousands	Dec. 31, 2019 USD ($) RelatedParties Directors	Dec. 31, 2018 USD ($) RelatedParties Directors	Dec. 31, 2017 USD ($) RelatedParties Directors
Transactions and Balances With Related Parties [Abstract]
Salaries and related expenses- related parties employed by the Group	$ 1,047	$ 829	$ 1,138
Number of related parties | RelatedParties	4	4	5
Compensation for directors not employed by the Group	$ 218	$ 311	$ 494
Number of directors | Directors	6	7	9